Earnings Per Share - Calculation of Earnings Per Share (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Earnings Per Share [Abstract]
Income from continuing operations	$ 26,212	$ 8,919
Non-controlling interests' share in continuing operations	(54)	(42)
Participating securities' share in earnings	(193)	(252)
Income from continuing operations, less participating securities' share in earnings	25,965	8,625
Income (loss) from discontinued operations attributable to MPT common stockholders	(2)	1,687
Net income, less participating securities' share in earnings	25,963	10,312
Basic weighted-average common shares/ units	140,347	124,906
Dilutive potential common shares/units	1,179
Dilutive weighted-average common shares/units	141,526	124,906
MPT Operating Partnership, L.P.
Earnings Per Share [Abstract]
Income from continuing operations	26,212	8,919
Non-controlling interests' share in continuing operations	(54)	(42)
Participating securities' share in earnings	(193)	(252)
Income from continuing operations, less participating securities' share in earnings	25,965	8,625
Income (loss) from discontinued operations attributable to MPT common stockholders	(2)	1,687
Net income, less participating securities' share in earnings	$ 25,963	$ 10,312
Basic weighted-average common shares/ units	140,347	124,906
Dilutive potential common shares/units	1,179
Dilutive weighted-average common shares/units	141,526	124,906